Summarized Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
SUMMARIZED QUARTERLY FINANCIAL DATA (UNAUDITED) [Abstract]
Quarterly Financial Information [Text Block]
SUMMARIZED QUARTERLY FINANCIAL DATA (UNAUDITED)

The Company operates on a calendar year and for its interim periods operates on a 4-4-5 fiscal calendar, where each fiscal quarter is comprised of two 4-week periods and one 5-week period, with each week ending on a Saturday. The Company’s fiscal year always begins on January 1 and ends on December 31. As a result, the Company’s first and fourth quarters may have more or less days included than a traditional 4-4-5 fiscal calendar, which consists of 91 days.

The table that follows summarizes unaudited quarterly financial data for 2011:

	For the Quarter Ended
	April 2	July 2	October 1	December 31
	(Amounts in millions, except per share data)
2011
Net sales	$488.6	$564.9	$551.8	$535.2
Gross profit	127.0	152.8	142.2	150.7
Selling, general and administrative expense, net	113.2	121.1	117.1	113.4
Depreciation expense	10.3	9.9	10.2	10.8
Amortization expense	19.2	11.0	11.2	11.3
Operating earnings	1.9	20.8	14.0	26.4
Net loss	(21.1)	(31.9)	(2.1)	(0.8)
Net loss per share:
Basic loss per share	$(1.40)	$(2.11)	$(0.14)	$(0.05)
Diluted loss per share	$(1.40)	$(2.11)	$(0.14)	$(0.05)

The table that follows summarizes unaudited quarterly financial data for 2010:

	For the Quarter Ended
	April 3	July 3	October 2	December 31
	(Amounts in millions, except per share data)
2010
Net sales	$430.9	$509.0	$496.6	$462.8
Gross profit	111.0	138.8	135.2	122.5
Selling, general and administrative expense, net	96.3	101.6	100.1	101.9
Depreciation expense	10.5	10.4	10.5	11.1
Amortization expense	20.2	12.4	8.7	7.9
Operating earnings	4.2	27.1	26.7	12.6
Net (loss) earnings	(13.4)	0.3	9.8	(10.1)
Net (loss) earnings per share:
Basic (loss) earnings per share	$(0.89)	$0.02	$0.65	$(0.67)
Diluted (loss) earnings per share	$(0.89)	$0.02	$0.64	$(0.67)

 See Note 7, “Income Taxes”, Note 11, “Commitments and Contingencies”, Note 12, “Segment Information and Concentration of Credit Risk”, and Note 15, "Retirement of Richard L. Bready", as well as Management’s Discussion and Analysis of Financial Condition and Results of Operations, Item 7 of Part II, attached as Exhibit 99.5 to this report and incorporated therein by reference, regarding certain other quarterly transactions which impact the operating results in the above tables, including financing activities, new accounting pronouncements, income taxes, acquisitions, sales volume, material costs, rationalization and relocation of manufacturing operations, material procurement strategies and other items.